Loss Sharing Agreements and FDIC Loss Share Receivable	12 Months Ended
Dec. 31, 2016
Loss Sharing Agreements and FDIC Loss Share Receivable [Abstract]
Loss Sharing Agreements and FDIC Loss Share Receivable
LOSS SHARING AGREEMENTS AND FDIC LOSS SHARE RECEIVABLE
In conjunction with the acquisitions of certain assets and liabilities of six failed banks between 2009 and 2011, as well as the acquisition of Georgia Commerce in 2015, the Company entered into or assumed arrangements with the FDIC that obligated the FDIC to reimburse the Company for losses on certain loans associated with the FDIC-assisted transactions. The indemnification assets were recorded at fair value as of the acquisition dates based on estimated cash flows to be received over the expected life of the acquired assets, not to exceed the term of the indemnification agreements.
Effective as of December 20, 2016, the Company entered into an agreement with the FDIC to terminate the Company’s loss share agreements ahead of their contractual maturities. Under the terms of the agreement, all rights and obligations of the Company and the FDIC have been resolved and completed. The Company received a net payment of $6.5 million from the FDIC as consideration for termination of the loss share agreements and subsequently derecognized the remaining FDIC indemnification asset and associated assets and liabilities, resulting in a pre-tax loss of $17.8 million. The Company will benefit from all future recoveries, and be responsible for all future losses and expenses related to the assets previously subject to the loss share agreements.
The following is a summary of the year-to-date activity for the FDIC loss share receivables:

	December 31
(Dollars in thousands)	2016	2015
Balance at beginning of period	$39,878	$69,627
Reversal of loan loss provision recorded on FDIC covered loans	(1,497)	(1,360)
Amortization	(16,024)	(23,500)
Submission of reimbursable losses to the FDIC	(1,945)	(2,444)
Impairment	(20,402)	—
Changes due to a change in cash flow assumptions on OREO and other changes	(10)	(2,445)
Balance at end of period	$—	$39,878